Financial instruments and risk management - Risk Management and Market risk and credit risk (Details) $ in Thousands		12 Months Ended
	Oct. 05, 2022 $ / shares shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2022 $ / shares	Jun. 01, 2021	Mar. 20, 2019
Concentration Risk [Line Items]
Net realized gain (loss)		$ 778	$ 2,737
Customer A | Revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage		31.00%	38.00%
Customer B | Revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage		24.00%	27.00%
Customer C | Revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage		21.00%	10.00%
Customer D | Revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage		14.00%	17.00%
Customer 1 | Accounts receivable and contract assets | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage		32.00%	45.00%
Customer 2 | Accounts receivable and contract assets | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage		16.00%	6.00%
Customer 3 | Accounts receivable and contract assets | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage		15.00%	15.00%
Customer 4 | Accounts receivable and contract assets | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage		11.00%	15.00%
Convertible Subordinated Debt | 5.50% convertible debentures
Concentration Risk [Line Items]
Interest rate		5.50%	5.50%			5.50%	5.50%
Issuance of common shares | shares			4,583,655
Credit Facility
Concentration Risk [Line Items]
Outstanding balance, long-term debt		$ 180,000	$ 110,000
Basis on variable rate, adjustment		1.00%
Corresponding change in annual interest expense		$ 1,800
Credit Facility | Credit facility | Revolver
Concentration Risk [Line Items]
Unused borrowing availability under the revolving facility		88,000	181,100
Unused borrowing availability under finance lease obligations		46,600	28,600
Interest Rate Swap
Concentration Risk [Line Items]
Unrealized gain		$ 778		$ 4,334
Conversion of stock, shares issued (in shares) | shares	200,678
Common stock par value (in usd per share) | $ / shares	$ 14.38
Conversion of stock, additional shares issued (in shares) | shares	152,100
Common stock, par value of additional shares (in usd per share) | $ / shares					$ 17.84
Common stock, fair value per share (in usd per share) | $ / shares					$ 18.08
Net realized gain (loss)			2,737
Derivative, Gain on Derivative			$ 7,071